Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2015 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 588.9	$ 9.5	₨ 581.9
Service cost	10.2	0.2	7.7	₨ 13.2
Interest cost	43.7	0.7	48.4	41.8
Actuarial (gains)/losses	11.0	0.2	39.7
Benefits paid	(79.4)	(1.3)	(88.8)
Projected benefit obligation, end of the period	574.4	9.3	588.9	581.9
Change in plan assets:
Fair value of plan assets, beginning of the period	479.9	7.7	488.8
Expected return on plan assets	36.0	0.6	38.7	40.0
Actuarial gains/(losses)	(23.8)	(0.4)	34.5
Actual return on plan assets	12.2	0.2	73.2
Employer contributions	6.4	0.1	6.7
Benefits paid	(79.4)	(1.3)	(88.8)
Fair value of plan assets, end of the period	419.1	$ 6.7	479.9	₨ 488.8
Funded Status	₨ (155.3)		₨ (109.0)		$ (2.6)